Offerings	Sep. 24, 2025 USD ($)
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities.
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Subject to Note 5 below, there is being registered hereunder an indeterminate number of shares of common stock, preferred stock, or warrants as may be sold, from time to time. Warrants represent rights to purchase common stock, preferred stock or debt securities.
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Subscription Rights
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Subject to Note 5 below, there is being registered hereunder an indeterminate number of subscription rights as may be sold, from time to time, representing rights to purchase common stock.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Subject to Note 5 below, there is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time. If any debt securities are issued at an original issue discount, then the offering price shall be in such greater principal amount as shall result in an aggregate price to investors not to exceed $300,000,000.
Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal Shelf)
Maximum Aggregate Offering Price	$ 300,000,000.00
Carry Forward Form Type	N-2
Carry Forward File Number	333-265533
Carry Forward Initial Effective Date	Sep. 26, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 34,860.00
Offering Note	Estimated pursuant to Rule 457(o) solely for the purposes of determining the registration fee. The proposed maximum offering price per security will be determined, from time to time, by the Registrant in connection with the sale by the Registrant of the securities registered under this registration statement.

Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement includes $300,000,000 aggregate principal offering price of unsold securities (the “Unsold Securities”) that were previously registered for sale on a Registration Statement on Form N-2 (File No. 333-265533) initially filed on June 10, 2022, as amended on September 21, 2022, and declared effective on September 26, 2022 (the “2022 Registration Statement”). The Unsold Securities were previously registered for sale under a Registration Statement on Form N-2 (File No. 333-202672) initially filed on March 11, 2015, as amended on July 17, 2015, November 16, 2016 and January 11, 2017, and declared effective on January 13, 2017 (the “2017 Registration Statement”). A filing fee of $69,540 was paid in connection with the 2017 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, $535,629,775 aggregate principal amount of unsold securities from the 2017 Registration Statement were carried forward to a Registration Statement on Form N-2 (File No. 333-229337) initially filed on January 23, 2019, as amended on March 7, 2019 and March 25, 2019, and declared effective on March 25, 2019 (the “2019 Registration Statement”). Pursuant to 415(a)(6) under the Securities Act, $464,406,568 aggregate principal amount of unsold securities from the 2019 Registration Statement were carried forward to the 2022 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the $300,000,000 aggregate principal amount of Unsold Securities from the 2022 Registration Statement are being carried forward to this Registration Statement on Form N-2. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid with respect to the Unsold Securities being carried forward to this Registration Statement reduces the amount of fees currently due to $0.00. The $34,860 of filing fees previously paid in connection with the Unsold Securities reflected in the table above reflects the filing fees paid by the Company with respect to the Unsold Securities based on the filing fee in effect when such fees were paid in connection with the 2017 Registration Statement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.